OPERATING PROFIT (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
GROUP INCOME STATEMENT
Revenue	$ 5,212	$ 4,560	$ 5,138
Cost of goods sold	(1,543)	(1,396)	(1,338)
Gross profit	3,669	3,164	3,800
Research and development expenses	(356)	(307)	(292)
Marketing, selling and distribution expenses	(2,013)	(1,773)	(1,911)
Administrative expenses	(707)	(789)	(782)
Selling, general and administrative expenses	(2,720)	(2,562)	(2,693)
Operating profit	593	295	815
Restructuring and rationalisation expenses included in cost of goods sold	29	15	7
Charge relating to legal and other items	7	6	5
Change for the year - amortisation	65	63	61
Restructuring and rationalisation expenses included in administrative expenses	84	109	127
Amortisation and Impairment of Acquisition Intangibles	172	171	143
Legal and other charges	39	28	24
Legal and other items	5	55	16
Acquisition and disposal related costs included in research and development expenses	7
Acquisition-related costs included in administrative expenses		4	32
Other operating income	(35)		(147)
Amortisation of intangibles	237	234	204
Impairment of intangible assets	2	12	2
Impairment of property, plant and equipment	1	5	4
Fair value remeasurement of trade investments	1		12
Depreciation of property, plant and equipment	326	311	292
Loss on disposal of property, plant and equipment and intangible assets	14	34	16
Advertising costs	81	66	85
Other operating income	35		147
Insurance Recoveries Received	35	0	147
Depreciation of right-of-use assets	$ 56	$ 51	$ 50